Expense Example - Tuttle Capital Equity Plus Tail Risk ETF - Tuttle Capital Equity Plus Tail Risk ETF Class	Jul. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240